INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Interest-bearing Loans And Borrowings
Interest bearing laons

			December 31,
			2020	2021	2021
			CNY	CNY	US$
	Interest rate	Maturity	(As adjusted)

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2038	77,000	74,000	11,643

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2021 to 2022	3,000	3,000	472

Total			80,000	77,000	12,115